REVENUE RECOGNITION - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 312,062	$ 474,042	$ 443,458
Recurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	197,398	230,969	223,405
Nonrecurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 114,664	$ 243,073	$ 220,053